Supplemental Oil and Gas Information (Unaudited) Standarized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 2,423,350	$ 2,279,735	$ 2,516,812
Future production costs	(737,468)	(767,004)	(845,530)
Future development costs	(318,778)	(354,690)	(315,019)
Future net cash flows before income taxes	1,367,104	1,158,041	1,356,263
Future income tax (expense) benefit	(1,212)	(1,086)	(1,831)
Future net cash flows before 10% discount	1,365,892	1,156,955	1,354,432
10% annual discount for estimated timing of cash flows	(715,386)	(621,826)	(711,846)
Total standardized measure of discounted future net cash flows	650,506	535,129	642,586
Reported [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows		2,315,266	2,562,650
Future production costs		(669,896)	(742,749)
Future development costs		(359,154)	(317,405)
Future net cash flows before income taxes		1,286,216	1,502,496
Future income tax (expense) benefit		(1,321)	(2,379)
Future net cash flows before 10% discount		1,284,895	1,500,117
10% annual discount for estimated timing of cash flows		(680,855)	(778,520)
Total standardized measure of discounted future net cash flows		604,040	721,597
Revisions [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows		(35,531)	(45,838)
Future production costs		(97,108)	(102,781)
Future development costs		4,464	2,386
Future net cash flows before income taxes		(128,175)	(146,233)
Future income tax (expense) benefit		235	548
Future net cash flows before 10% discount		(127,940)	(145,685)
10% annual discount for estimated timing of cash flows		59,029	66,674
Total standardized measure of discounted future net cash flows		(68,911)	(79,011)
Adjusted [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows		2,279,735	2,516,812
Future production costs		(767,004)	(845,530)
Future development costs		(354,690)	(315,019)
Future net cash flows before income taxes		1,158,041	1,356,263
Future income tax (expense) benefit		(1,086)	(1,831)
Future net cash flows before 10% discount		1,156,955	1,354,432
10% annual discount for estimated timing of cash flows		(621,826)	(711,846)
Total standardized measure of discounted future net cash flows		$ 535,129	$ 642,586